Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD TRUSTEES’ EQUITY FUND
Prospectus Date	rr_ProspectusDate	Nov. 02, 2022
Document Creation Date	dei_DocumentCreationDate	Nov. 02, 2022